Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income	$ 23,412	$ 284,760
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of operating lease right-of-use assets	1,697,141	1,422,155
Depreciation	445,787	402,784
Impairment loss on property and equipment		5,434
Accrued interest income from long term debt investment	(359,014)	(171,616)
Interest income from loan to a third-party	(44,877)	(21,452)
Changes in operating assets and liabilities:
Accounts receivable	(40,507)	(772,933)
Inventories	(65,027)	88,841
Prepaid expenses and other current assets	286,121	73,944
Long term security deposits	49,350	(17,375)
Long term prepaid expenses	32,953	21,534
Accounts payable	213,875	216,032
Taxes payable	(19,020)	(109,830)
Deferred revenue	299,816	522,418
Other current liabilities	(79,738)	35,633
Operating lease liabilities	(1,634,128)	(1,370,175)
Net cash provided by operating activities	806,144	610,154
Cash flows from investing activities:
Purchase of property and equipment	(34,268)	(152,022)
Proceeds from disposal of property and equipment	34,562
Payment made for long term debt investment		(6,000,000)
Interest income received from long term debt investment	534,575
Advance of loans to third parties		(3,900,000)
Repayment from loans to third parties	862,088
Prepayment for the software, equipment and product development		(1,200,000)
Net cash provided by (used in) investing activities	1,396,957	(11,252,022)
Cash flows from financing activities:
Gross proceeds from initial public offerings		13,560,000
Direct costs disbursed from initial public offerings proceeds		(1,529,631)
Proceeds from short-term bank loans	422,095
Payments made to a related party	(56,298)	(1,612,215)
Payments made for deferred offering costs		(312,125)
Prepayment for the related service after listing		(450,000)
Net cash provided by financing activities	365,797	9,656,029
Effect of exchange rate fluctuation on cash and cash equivalents	57,630	(457,647)
Net increase (decrease) in cash and cash equivalents	2,626,528	(1,443,486)
Cash and cash equivalents, beginning of period	1,481,302	2,915,470
Cash and cash equivalents, end of period	4,107,830	1,471,984
Supplemental cash flow information
Cash paid for income taxes	40,889	9,436
Cash paid for interest	68,450	8,364
Non-cash operating, investing and financing activities
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement	60,277
Right of use assets obtained in exchange for operating lease liabilities	1,697,141	1,103,383
Deferred IPO cost offset with additional paid-in capital		$ 1,059,521